Consolidated Balance Sheets		Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)
Current Assets
Cash		$ 10,437,580	$ 1,136,064
Short-term investments		780,000
Accounts receivable, net		3,286,330	2,101,665
Accounts receivable – related party			298,587
Advance to vendors		2,593,887	1,543,294
Loans receivable – current		287,829	295,213
Prepaid expenses and other current assets, net		507,336	395,842
Total current assets		17,892,962	5,953,416
Property and equipment, net		34,431	37,806
Loan from third party, noncurrent			107,542
Intangible assets		6,505,792
Operating lease liabilities – noncurrent		556,674
Operating lease right-of-use assets		954,771	147,099
Total non-current liabilities		556,674	107,542
Total Liabilities		6,302,366	4,776,638
Loans receivable – noncurrent		447,505	458,986
Advance to vendor – noncurrent		1,020,874	1,800,000
Prepaid expenses and other non-current assets, net		262,986	129,222
Total non-current assets		9,226,359	2,573,113
Total Assets		27,119,321	8,526,529
Current Liabilities
Short-term bank loans		2,442,609	1,532,073
Loans from third parties		22,615	108,245
Accounts payable		531,091	952,249
Advance from customers		345,838	1,154,100
Tax payable		1,555,059	474,370
Accrued expenses and other liabilities		555,440	327,641
Operating lease liabilities – current		293,040	120,418
Total current liabilities		5,745,692	4,669,096
Non-current Liabilities
Commitments
Equity:
Ordinary shares (US$0.000002 par value, 25,000,000,000 shares authorized, 25,926,155 and 23,618,037 shares issued and outstanding as of September 30, 2023 and 2022, respectively)*	[1]	52	47
Additional paid-in capital		16,035,229	5,112,181
Statutory reserves		368,271	39,620
Accumulated earnings (deficit)		5,158,115	(1,065,072)
Accumulated other comprehensive (loss)		(604,182)	(193,324)
Total Global Mofy Metaverse Limited shareholders’ equity		20,957,485	3,893,452
Non-controlling interests		(140,530)	(143,561)
Total equity		20,816,955	3,749,891
Total liabilities and equity		27,119,321	8,526,529
Related Party
Current Assets
Due from related party			$ 182,751

[1]	Retrospectively restated for effect of stock split and share reorganization (see Note 12).